UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAMELA HORWATH
Address: HOWLAND CAPITAL MANAGEMENT
         75 FEDERAL STREET SUITE 1100
         BOSTON, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAMELA HORWATH
Title:
Phone:    617-357-9110
Signature, Place, and Date of Signing:

    PAMELA HORWATH  BOSTON, MA    April 18, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      135

Form 13F Information Table Entry Total:       $564,754



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
3M Company	COM	88579Y101	7030 	78801	SH		Sole		78801	0	0
Abbott Laboratories	COM	002824100	7656 	124917	SH		Sole		124917	0	0
Ace Limited	SHS	H0023R105	10945 	149528	SH		Sole		149528	0	0
Agnico Eagle Mines	COM	008474108	5159 	154568	SH		Sole		154568	0	0
Akamai Technologies Inc	COM	00971T101	6885 	187615	SH		Sole		187615	0	0
Amphenol Corp Cl A	CL A	032095101	2061 	34476	SH		Sole		34476	0	0
Apache Corporation	COM	037411105	382 	3808	SH		Sole		3808	0	0
Apple Computer Inc	COM	037833100	2509 	4184	SH		Sole		4184	0	0
Aspen Technology Inc	COM	045327103	7345 	357792	SH		Sole		357792	0	0
Astrazeneca ADR	SPONSORED ADR	046353108	986 	22153	SH		Sole		22153	0	0
AT&T Incorporated	COM	00206R102	891 	28534	SH		Sole		28534	0	0
Automatic Data Processing Inc	COM	053015103	4320 	78278	SH		Sole		78278	0	0
Avery Dennison Corp	COM	053611109	463 	15362	SH		Sole		15362	0	0
Barrick Gold Corp	COM	067901108	303 	6980	SH		Sole		6980	0	0
Becton Dickinson & Co	COM	075887109	275 	3547	SH		Sole		3547	0	0
Berkshire Hathaway Inc Del Cl A	CL A	084670108	6461 	53	SH		Sole		53	0	0
Berkshire Hathaway Inc Del Cl B	CL B NEW	084670702	1471 	18125	SH		Sole		18125	0	0
Blackrock Debt Strategies Fund	COM	09255R103	47 	11406	SH		Sole		11406	0	0
Blackrock Muni Income Trust	SH BEN INT	09248F109	216 	14918	SH		Sole		14918	0	0
BP Amoco PLC ADR	SPONSORED ADR	055622104	1310 	29103	SH		Sole		29103	0	0
Bristol Myers Squibb Co	COM	110122108	752 	22295	SH		Sole		22295	0	0
Brown Forman Corp Cl B	CL B	115637209	250 	3000	SH		Sole		3000	0	0
Brown-Forman Corp Cl A	CL A	115637100	408 	5000	SH		Sole		5000	0	0
Carmax Incorporated	COM	143130102	6994 	201861	SH		Sole		201861	0	0
Caterpillar Incorporated	COM	149123101	304 	2850	SH		Sole		2850	0	0
Central Fund Canada	CL A	153501101	10468 	476917	SH		Sole		476917	0	0
Central Vermont Public Service Corp	COM	155771108	6274 	178246	SH		Sole		178246	0	0
CH Robinson Worldwide Inc	COM NEW	12541W209	275 	4200	SH		Sole		4200	0	0
ChevronTexaco Corp	COM	166764100	11017 	102763	SH		Sole		102763	0	0
Cisco Systems Inc	COM	17275R102	970 	45855	SH		Sole		45855	0	0
Clean Harbors Inc	COM	184496107	7863 	116784	SH		Sole		116784	0	0
Coca Cola Company	COM	191216100	2553 	34495	SH		Sole		34495	0	0
Colgate Palmolive Co	COM	194162103	10328 	105623	SH		Sole		105623	0	0
ConocoPhillips	COM	20825C104	2369 	31169	SH		Sole		31169	0	0
Core Laboratories NV	COM	N22717107	12314 	93593	SH		Sole		93593	0	0
"Cree, Inc."	COM	225447101	258 	8170	SH		Sole		8170	0	0
Cullen Frost Bankers Inc	COM	229899109	3121 	53629	SH		Sole		53629	0	0
CVS/Caremark Corporation	COM	126650100	5965 	133137	SH		Sole		133137	0	0
Danaher Corporation	COM	235851102	12805 	228666	SH		Sole		228666	0	0
Darden Restaurants Inc	COM	237194105	271 	5293	SH		Sole		5293	0	0
Devry Inc Del	COM	251893103	3080 	90923	SH		Sole		90923	0	0
Dex One Corp. 	COM	25212W100	50 	35000	SH		Sole		35000	0	0
Du Pont E I De Nemours	COM	263534109	9527 	180091	SH		Sole		180091	0	0
Eaton Vance Enhanced Equity Inc Fund	COM	278277108	127 	11718	SH		Sole		11718	0	0
Ecolab Incorporated	COM	278865100	6981 	113114	SH		Sole		113114	0	0
Edwards Lifesciences Corp	COM	28176E108	715 	9835	SH		Sole		9835	0	0
Emerson Electric Co	COM	291011104	1335 	25583	SH		Sole		25583	0	0
Exelon Corporation	COM	30161N101	310 	7917	SH		Sole		7917	0	0
Expeditors Intl Wash Inc	COM	302130109	651 	14000	SH		Sole		14000	0	0
Exxon Mobil Corp	COM	30231G102	20627 	237834	SH		Sole		237834	0	0
FMC Technologies	COM	30249U101	3363 	66692	SH		Sole		66692	0	0
Frontier Communications Corp	COM	35906A108	2766 	663222	SH		Sole		663222	0	0
General Electric Co	COM	369604103	16273 	810809	SH		Sole		810809	0	0
General Mills Inc	COM	370334104	793 	20110	SH		Sole		20110	0	0
Genuine Parts Co	COM	372460105	220 	3500	SH		Sole		3500	0	0
Gilead Sciences Inc	COM	375558103	9645 	197393	SH		Sole		197393	0	0
Google Incorporated Cl A	CL A	38259P508	208 	324	SH		Sole		324	0	0
Grainger (W.W.) Inc	COM	384802104	249 	1161	SH		Sole		1161	0	0
Halliburton Company	COM	406216101	281 	8453	SH		Sole		8453	0	0
HCP Incorporated	COM	40414L109	10859 	275196	SH		Sole		275196	0	0
Hershey Foods Corp	COM	427866108	554 	9026	SH		Sole		9026	0	0
Home Depot Inc	COM	437076102	453 	9000	SH		Sole		9000	0	0
Idexx Laboratories Inc	COM	45168D104	11870 	135735	SH		Sole		135735	0	0
Intel Corporation	COM	458140100	9774 	347631	SH		Sole		347631	0	0
Intl Business Machines Corp	COM	459200101	2596 	12442	SH		Sole		12442	0	0
Ishares Iboxx Inv Grade Corp Bond ETF	IBOXX INV CPBD	464287242	2744 	23731	SH		Sole		23731	0	0
Ishares MSCI BRIC Index Fund	MSCI BRIC INDX	464286657	5742 	140467	SH		Sole		140467	0	0
Ishares MSCI EAFE IX	MSCI EAFE INDEX	464287465	579 	10550	SH		Sole		10550	0	0
Ishares MSCI Emerging Mkts Index Fund	MSCI EMERG MKT	464287234	9285 	216212	SH		Sole		216212	0	0
Ishares Tr Dow Jones Select Divd Index	DJ SEL DIV INX	464287168	4221 	75436	SH		Sole		75436	0	0
Ishares Tr Russell 3000 Value Index	RUSL 3000 VALU	464287663	1689 	18400	SH		Sole		18400	0	0
Ishares Tr US Treas Infl Protected ETF	BARCLYS TIPS BD	464287176	434 	3690	SH		Sole		3690	0	0
Johnson & Johnson	COM	478160104	10264 	155616	SH		Sole		155616	0	0
JPMorgan Chase & Co	COM	46625H100	506 	10995	SH		Sole		10995	0	0
Mac Gray Corporation	COM	554153106	2589 	171102	SH		Sole		171102	0	0
Market Vectors Gold ETF	GOLD MINER ETF	57060U100	494 	9976	SH		Sole		9976	0	0
Marsh & McLennan Cos Inc	COM	571748102	298 	9100	SH		Sole		9100	0	0
McCormick & Co Non Vtg Shs	COM NON VTG	579780206	6572 	120745	SH		Sole		120745	0	0
McDonalds Corp	COM	580135101	843 	8595	SH		Sole		8595	0	0
Medtronic Inc	COM	585055106	7600 	193922	SH		Sole		193922	0	0
Merck & Co Inc New	COM	58933Y105	1622 	42245	SH		Sole		42245	0	0
Microchip Technology Inc	COM	595017104	2600 	69881	SH		Sole		69881	0	0
Microsoft Corp	COM	594918104	15162 	470071	SH		Sole		470071	0	0
Monsanto Co New	COM	61166W101	280 	3515	SH		Sole		3515	0	0
Noranda Aluminum Holding Corp.	COM	65542W107	160 	16000	SH		Sole		16000	0	0
Northern Trust Corp	COM	665859104	3699 	77956	SH		Sole		77956	0	0
NStar Ben Int	COM	67019E107	6651 	136774	SH		Sole		136774	0	0
Nuance Communications Inc	COM	67020Y100	7337 	286817	SH		Sole		286817	0	0
Paychex Incorporated	COM	704326107	4351 	140385	SH		Sole		140385	0	0
Pepsico Incorporated	COM	713448108	10140 	152828	SH		Sole		152828	0	0
Pfizer Incorporated	COM	717081103	572 	25280	SH		Sole		25280	0	0
Philip Morris Intl Inc	COM	718172109	322 	3632	SH		Sole		3632	0	0
Portland General Electric Co	COM NEW	736508847	5545 	221993	SH		Sole		221993	0	0
Praxair Incorporated	COM	74005P104	3839 	33484	SH		Sole		33484	0	0
Procter & Gamble Co	COM	742718109	11105 	165226	SH		Sole		165226	0	0
Qualcomm Inc	COM	747525103	12804 	188122	SH		Sole		188122	0	0
Raytheon Co New	COM NEW	755111507	245 	4640	SH		Sole		4640	0	0
Ritchie Bros Auctioneers Inc	COM	767744105	382 	16074	SH		Sole		16074	0	0
Royal Dutch Shell PLC ADR A	SPONS ADR A	780259206	234 	3342	SH		Sole		3342	0	0
Schlumberger Limited	COM	806857108	7287 	104204	SH		Sole		104204	0	0
Snap-On Inc.	COM	833034101	767 	12580	SH		Sole		12580	0	0
Solera Holdings Inc	COM	83421A104	7393 	161100	SH		Sole		161100	0	0
Southern Company	COM	842587107	567 	12628	SH		Sole		12628	0	0
Spdr Gold Trust	GOLD SHS	78463V107	3660 	22578	SH		Sole		22578	0	0
SPDR S & P 500 ETF Trust	TR UNIT	78462F103	5890 	41830	SH		Sole		41830	0	0
Staples Incorporated	COM	855030102	4235 	261599	SH		Sole		261599	0	0
Stericycle Inc	COM	858912108	6682 	79889	SH		Sole		79889	0	0
Stryker Corporation	COM	863667101	276 	4970	SH		Sole		4970	0	0
Suncor Inc	COM	867224107	241 	7376	SH		Sole		7376	0	0
Sycamore Networks Inc.	COM NEW	871206405	189 	10650	SH		Sole		10650	0	0
Sysco Incorporated	COM	871829107	251 	8400	SH		Sole		8400	0	0
Target Incorporated	COM	87612E106	270 	4626	SH		Sole		4626	0	0
Teva Pharmaceutical Inds LTD ADR	ADR	881624209	885 	19650	SH		Sole		19650	0	0
Texas Instruments Inc	COM	882508104	221 	6576	SH		Sole		6576	0	0
Thermo Fisher Scientific Inc	COM	883556102	6591 	116898	SH		Sole		116898	0	0
UGI Corporation	COM	902681105	10550 	387173	SH		Sole		387173	0	0
Union Pacific Corp	COM	907818108	396 	3684	SH		Sole		3684	0	0
United Parcel Service Inc Cl B	CL B	911312106	7199 	89182	SH		Sole		89182	0	0
United Technologies Corp	COM	913017109	1248 	15042	SH		Sole		15042	0	0
Valhi Incorporated	COM	918905100	4509 	85000	SH		Sole		85000	0	0
Valley National Bancorp	COM	919794107	5913 	456633	SH		Sole		456633	0	0
Vanguard Bond Index ETF	TOTAL BND MRKT	921937835	6159 	73960	SH		Sole		73960	0	0
Vanguard Europe Fund	MSCI EUROPE ETF	922042874	231 	5002	SH		Sole		5002	0	0
Vanguard Short Term Bond ETF	SHORT TRM BOND	921937827	13418 	165774	SH		Sole		165774	0	0
"Verastem, Inc. "	COM	92337C104	349 	31914	SH		Sole		31914	0	0
Verizon Communications Inc	COM	92343V104	503 	13149	SH		Sole		13149	0	0
Visa Corporation	COM CL A	92826C839	7602 	64421	SH		Sole		64421	0	0
Vodafone Group PLC Spon ADR New	SPONS ADR NEW	92857W209	5959 	215342	SH		Sole		215342	0	0
Walgreen Company	COM	931422109	8361 	249644	SH		Sole		249644	0	0
Watsco Inc	COM	942622200	7298 	98571	SH		Sole		98571	0	0
Wells Fargo & Company	COM	949746101	6124 	179371	SH		Sole		179371	0	0
Whole Foods Market Inc	COM	966837106	208 	2500	SH		Sole		2500	0	0
Windstream Corp	COM	97381W104	4326 	369572	SH		Sole		369572	0	0
Wisdomtree Chinese Yuan Fund	CHINESE YUAN ETF	97717W182	3501 	138090	SH		Sole		138090	0	0
Wisdomtree Intl Midcap Div Fund	INTL MIDCAP DV	97717W778	9004 	187227	SH		Sole		187227	0	0

S REPORT SUMMARY             135   DATA RECORDS          564,754
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED